Lines of Credit - Lines of credit with financial institutions (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Committed line amount	$ 320,300	$ 376,000	$ 160,096	$ 65,000
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Committed line amount	$ 320,300	251,000
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Committed line amount		125,000
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Committed line amount		251,000
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Committed line amount		$ 125,000	65,000
One Twenty Five Million Line of Credit Agreement Expiring December Thirty First Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Committed line amount			70,096
Twenty Five Million Line of Credit Agreement Expiring December Thirty First Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Committed line amount			25,000
Fifty Five Million Line of Credit Agreement Expiring March Twenty Nine Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Committed line amount				20,000
One Hundred Million Line of Credit Agreement Expiring July Nine Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Committed line amount			65,000	35,000
Twenty Five Million Line of Credit Agreement Expiring September Nineteen Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Committed line amount			$ 25,000	$ 10,000